Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current
The major components of inventory were as follows:

(amounts in millions)	December 31, 2014	December 31, 2013
Finished goods	$154.9	$58.3
Raw materials and supplies	49.5	29.9
Equipment	1.4	1.4
Total inventory, net	$205.8	$89.6